Earnings Per Share - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Earnings Per Share [Abstract]
The number of dilutive shares excluded from calculation of basic earnings per share resulting from the anti-dilutive effect for stock options	0	0	0	0